CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN CLASS A COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION AND STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Class A common stock Common Stock	Class A common stock subject to possible redemption Common Stock	Class B common stock Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at Feb. 13, 2020	$ 0		$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Feb. 13, 2020	0		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B common stock to Sponsor			$ 690	24,310		25,000
Issuance of Class B common stock to Sponsor (in shares)			6,900,000
Net income (loss)					(1,000)	(1,000)
Balance at the end at Mar. 31, 2020			$ 690	24,310	(1,000)	24,000
Balance at the end (in shares) at Mar. 31, 2020			6,900,000
Balance at the beginning at Feb. 13, 2020	$ 0		$ 0	0	0	0
Balance at the beginning (in shares) at Feb. 13, 2020	0		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)						(114,691)
Balance at the end at Sep. 30, 2020			$ 690		(25,533,547)	(25,532,857)
Balance at the end (in shares) at Sep. 30, 2020			6,900,000
Balance at the beginning at Feb. 13, 2020	$ 0		$ 0	0	0	0
Balance at the beginning (in shares) at Feb. 13, 2020	0		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)						(15,294,860)
Balance at the end at Dec. 31, 2020			$ 690		(40,659,524)	(40,658,834)
Balance at the end (in shares) at Dec. 31, 2020			6,900,000
Balance at the beginning at Feb. 14, 2020		$ 0	$ 0	0	0	0
Balance at the beginning (in shares) at Feb. 14, 2020		0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B common stock to Sponsor			$ 690	24,310		25,000
Issuance of Class B common stock to Sponsor (in shares)			6,900,000
Net income (loss)					(1,000)	(1,000)
Balance at the end at Mar. 31, 2020			$ 690	24,310	(1,000)	24,000
Balance at the end (in shares) at Mar. 31, 2020			6,900,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		$ 0	$ 0	0	0	0
Balance at the end at Jun. 30, 2020			$ 690	24,310	(1,000)	24,000
Balance at the end (in shares) at Jun. 30, 2020			6,900,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion for Class A common stock to redemption amount				(1,302,710)	(25,418,856)	(26,721,566)
Excess cash received from sale of Private Placement Warrants				$ 1,278,400		1,278,400
Net income (loss)					(113,691)	(113,691)
Balance at the end at Sep. 30, 2020			$ 690		(25,533,547)	(25,532,857)
Balance at the end (in shares) at Sep. 30, 2020			6,900,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion for Class A common stock to redemption amount					(54,192)	(54,192)
Net income (loss)					(15,180,169)	(15,180,169)
Balance at the end at Dec. 31, 2020			$ 690		(40,659,524)	(40,658,834)
Balance at the end (in shares) at Dec. 31, 2020			6,900,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion for Class A common stock to redemption amount					(54,865)	(54,865)
Net income (loss)					14,686,984	14,686,984
Balance at the end at Mar. 31, 2021			$ 690		(26,027,405)	(26,026,715)
Balance at the end (in shares) at Mar. 31, 2021			6,900,000
Balance at the beginning at Dec. 31, 2020			$ 690		(40,659,524)	(40,658,834)
Balance at the beginning (in shares) at Dec. 31, 2020			6,900,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)						(3,657,398)
Balance at the end at Sep. 30, 2021			$ 690		(44,312,150)	(44,311,460)
Balance at the end (in shares) at Sep. 30, 2021			6,900,000
Balance at the beginning at Mar. 31, 2021			$ 690		(26,027,405)	(26,026,715)
Balance at the beginning (in shares) at Mar. 31, 2021			6,900,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion for Class A common stock to redemption amount					41,715	41,715
Net income (loss)					(4,088,974)	(4,088,974)
Balance at the end at Jun. 30, 2021			$ 690		(30,074,664)	(30,073,974)
Balance at the end (in shares) at Jun. 30, 2021			6,900,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion for Class A common stock to redemption amount					17,922	17,922
Net income (loss)					(14,255,408)	(14,255,408)
Balance at the end at Sep. 30, 2021			$ 690		$ (44,312,150)	$ (44,311,460)
Balance at the end (in shares) at Sep. 30, 2021			6,900,000